NOTE 6. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025	Jun. 01, 2022
Related Party Transaction [Line Items]
General and Administrative Expense	$ 7,134,472	$ 1,916,196	$ 11,315,716	$ 5,571,086	$ 7,814,809	$ 5,318,338
Loans and Leases Receivable, Related Parties	$ 45,263		$ 45,263		41,307	$ 759
Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					829,752
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]							3.00%	2.75%
Development Fees Paid To Manager [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
[custom:RelatedPartyTransactionsPaymentsToRelatedParties-0]					0
Commission Override Fees To Related Party [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					49,000
Asset Management Fees Expense To Manager [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					295,000
Commission Overide Fees [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties					125,000
Asset Management Fees [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties					$ 792,000
Fees Earned On Loan Gauarantee [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]					1.50%
Loan Guarantee Fees To Related Parties [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
Interest Expense, Operating and Nonoperating					$ 1,260,000
Amounts Due To Gaurantors [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties					1,964,000
Administration Service Fees To Affiliate [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					474,000
Accounts Payable And Accrued Liabilities Related Party [Member] | Block 40 L L C 2024 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties					$ 792,000